Financial instruments - additional disclosures (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents [member] | Financial assets at amortised cost, category [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	$ 11,435	$ 11,409
Cash and cash equivalents [member] | Financial assets at fair value through other comprehensive income, category [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets		50
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	492	583
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Long-term financial investments [member] | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets	23	27
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Long-term financial investments [member] | Equity securities [member]
Disclosure of financial assets [line items]
Financial assets	442	464
Financial assets at fair value, class [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	1,532	1,524
Financial assets at fair value, class [member] | Financial assets at fair value through profit or loss, category [member] | Contingent consideration receivables [member]
Disclosure of financial assets [line items]
Financial assets	859	791
Financial assets at fair value, class [member] | Financial assets at fair value through profit or loss, category [member] | Associated companies at fair value through profit and loss [member]
Disclosure of financial assets [line items]
Financial assets	88	109
Financial assets at fair value, class [member] | Financial assets at fair value through profit or loss, category [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	57	106
Financial assets at fair value, class [member] | Financial assets at fair value through profit or loss, category [member] | Long-term financial investments [member] | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets	44	26
Financial assets at fair value, class [member] | Financial assets at fair value through profit or loss, category [member] | Long-term financial investments [member] | Equity securities [member]
Disclosure of financial assets [line items]
Financial assets	282	282
Financial assets at fair value, class [member] | Financial assets at fair value through profit or loss, category [member] | Long-term financial investments [member] | Fund investments [member]
Disclosure of financial assets [line items]
Financial assets	202	210
Financial assets at amortised cost, class [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	22,346	22,345
Financial assets at amortised cost, class [member] | Financial assets at amortised cost, category [member] | Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	8,937	7,423
Financial assets at amortised cost, class [member] | Financial assets at amortised cost, category [member] | Other current assets [member]
Disclosure of financial assets [line items]
Financial assets	1,279	1,286
Financial assets at amortised cost, class [member] | Financial assets at amortised cost, category [member] | Time deposits with original maturity more than 90 days [member]
Disclosure of financial assets [line items]
Financial assets	98	1,892
Financial assets at amortised cost, class [member] | Financial assets at amortised cost, category [member] | Long-term loans and receivables from customers and finance lease, advances, security deposits [member]
Disclosure of financial assets [line items]
Financial assets	597	335
Financial assets at amortised cost, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Other current assets [member]
Disclosure of financial assets [line items]
Financial assets	$ 27	$ 42